STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X];       Amendment Number: 1

This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ASA Limited
Address: 400 S. El Camino Real, Suite 710,
         San Mateo, CA 94402-1708

Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lawrence G. Nardolillo
Title:  Chief Financial Officer & Treasurer
Phone:  973-377-3535

Signature, Place, and Date of Signing:

/S/ LAWRENCE G. NARDOLILLO     FLORHAM PARK, NEW JERSEY      AUGUST 6, 2010
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $348,689(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                      TITLE                    VALUE      SHARES/    SH/   PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP      (x$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Ltd           COM           008474108   31,910     525,000   SH           Sole                     525,000

Barrick Gold
  Corp                COM           067901108   59,033   1,300,000   SH           Sole                   1,300,000

Compania de Minas     Sponsored
  Buenaventura        ADR           204448104   36,864     959,000   SH           Sole                     959,000

Eldorado Gold
  Corp.               COM           284902103   11,674     650,000   SH           Sole                     650,000

ETFS Palladium
  Trust               Sh Ben Int    26923A106    1,761      40,000   SH           Sole                      40,000

ETFS Platinum
  Trust               SH Ben Int    26922V101    1,526      10,000   SH           Sole                      10,000

Goldcorp Inc. New     COM           380956409   47,463   1,082,400   SH           Sole                   1,082,400

Golden Star
 Res Ltd CDA          COM           38119T104    3,285     750,000   SH           Sole                     750,000

IAMGOLD Corp          COM           450913108   10,608     600,000   SH           Sole                     600,000

Kinross Gold          COM
  Corp                No Par        496902404   19,226   1,125,000   SH           Sole                   1,125,000

Newmont Mining
  Corp                COM           651639106   32,128     520,368   SH           Sole                     520,368

NovaGold              Note 5.5% 5/0 66987EAA5   14,841  15,000,000   PRN          Sole                  15,000,000
  Res Inc.

NovaGold              COM New       66987E206    5,762     825,546   SH           Sole                     825,546
  Res Inc.

Randgold              ADR           752344309   56,348     594,700   SH           Sole                     594,700
  Res Ltd

Royal Gold Inc.       COM           780287108   10,080     210,000   SH           Sole                     210,000

Yamana Gold Inc.      COM           98462Y100    6,180     600,000   SH           Sole                     600,000